OPPENHEIMERFUNDS, INC.
                     2 World Trade Center - Suite 3400
                          New York, NY 10048-0203



                                     December 24, 1996

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Global Growth & Income Fund
               Reg. No. 33-33799; File No. 811-6001

To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing is hereby made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer Global Growth & Income Fund. The filing includes a Prospectus supplement dated January 1, 1997, to the Fund's Prospectus dated February 1, 1996. The Fund's Prospectus is also supplemented by a Prospectus supplement dated October 18, 1996.

                                   Sincerely,

                                   /s/ Mitchell J. Lindauer
                                   --------------------------
                                   Mitchell J. Lindauer
                                   Vice President &
                                   Assistant General Counsel
                                   (212) 323-0254



Enclosures
cc:  Rene Romain, Esq.
   Gordon Altman Butowsky Weitzen
          Shalov & Wein
     Ms. Gloria LaFond

SEC/215497.1